Document and Entity Information	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	Agios Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36014
Entity Tax Identification Number	26-0662915
Entity Address Address Line 1	88 Sidney Street
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02139
City Area Code	617
Local Phone Number	649-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per share
Trading Symbol	AGIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001439222
Amendment Flag	false